Research Agreements	12 Months Ended
Dec. 31, 2013
Research Agreements
Research Agreements

4. Research Agreements

        In July 2011 and September 2013, the Company entered into research agreements in which the Company received payments upon the achievement of certain milestones. The agreements require the Company to pay royalties on product sales, up to a predetermined maximum. The Company must also pay a royalty on any sublicense income, up to a predetermined maximum. From the period December 22, 2008 (date of inception) to December 31, 2013, no royalties or sublicense payments have been made.